Other Non-Current Liabilities - Summary of Movements of Accrued Warranty (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Standard Product Warranty Disclosure [Abstract]
Accrued warranty - beginning of year	¥ 371,140	¥ 111,351	¥ 34,597
Warranty costs incurred	(61,551)	(32,352)	(925)
Provision for warranty	331,473	292,141	77,679
Accrued warranty - end of year	641,062	371,140	111,351
Less: Current portion of warranty	(216,260)	(105,068)	(31,594)
Non-current portion of warranty	¥ 424,802	¥ 266,072	¥ 79,757